RISK MANAGEMENT - Loans and financial leases by classification and type of collateral (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Loans and financial leases	$ 253,951,647	$ 269,923,739
Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	59,634,145	65,957,175
Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,104,369	17,031,470
Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	8,580,569	7,975,392
Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	1,052,764	607,684
Security Deposits
RISK MANAGEMENT
Loans and financial leases	920,605	1,048,209
Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	4,124,770	5,187,548
Collection Rights
RISK MANAGEMENT
Loans and financial leases	6,731,046	6,102,860
Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	10,285,994	11,406,953
Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	145,517,385	154,606,448
Commercial
RISK MANAGEMENT
Loans and financial leases	134,687,396	143,537,853
Commercial | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	23,368,950	28,426,583
Commercial | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	1,052,764	604,309
Commercial | Security Deposits
RISK MANAGEMENT
Loans and financial leases	447,306	450,157
Commercial | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	4,012,115	4,976,395
Commercial | Collection Rights
RISK MANAGEMENT
Loans and financial leases	6,673,320	6,048,311
Commercial | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	2,957,482	3,382,334
Commercial | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	96,175,459	99,649,764
Consumer
RISK MANAGEMENT
Loans and financial leases	54,591,769	59,588,721
Consumer | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	1,693,007	2,094,966
Consumer | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	26	39
Consumer | Security Deposits
RISK MANAGEMENT
Loans and financial leases	370,286	464,940
Consumer | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	191	1,168
Consumer | Collection Rights
RISK MANAGEMENT
Loans and financial leases	57,306	54,112
Consumer | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	7,286,581	7,963,563
Consumer | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	45,184,372	49,009,933
Mortgage
RISK MANAGEMENT
Loans and financial leases	36,250,408	37,371,373
Mortgage | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	34,253,140	34,941,415
Mortgage | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	189	193
Mortgage | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	39,432	57,360
Mortgage | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	1,957,647	2,372,405
Financial Leases
RISK MANAGEMENT
Loans and financial leases	27,277,057	28,097,716
Financial Leases | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	10	13
Financial Leases | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	17,104,180	17,031,277
Financial Leases | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	8,580,543	7,975,353
Financial Leases | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	60,242	77,695
Financial Leases | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	1,532,082	3,013,378
Small Business
RISK MANAGEMENT
Loans and financial leases	1,145,017	1,328,076
Small Business | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	319,038	494,198
Small Business | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases		3,375
Small Business | Security Deposits
RISK MANAGEMENT
Loans and financial leases	103,013	133,112
Small Business | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	52,222	132,290
Small Business | Collection Rights
RISK MANAGEMENT
Loans and financial leases	420	437
Small Business | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	2,499	3,696
Small Business | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	$ 667,825	$ 560,968